Document And Entity Information	Apr. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Apr. 01, 2026
Entity Registrant Name	PGIM PRIVATE CREDIT FUND
Entity Central Index Key	0001923622
Entity Emerging Growth Company	true
Entity File Number	814-01582
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-1771414
Entity Address, Address Line One	655 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102-4410
City Area Code	973
Local Phone Number	802-5032
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE